Document And Entity Information	Mar. 18, 2022
Document Information [Line Items]
Entity, Registrant Name	WAVEDANCER, INC
Document, Type	8-K
Document, Period End Date	Mar. 18, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-22405
Entity, Tax Identification Number	54-1167364
Entity, Address, Address Line One	12015 Lee Jackson Memorial Highway
Entity, Address, Address Line Two	Suite 210
Entity, Address, City or Town	Fairfax
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	22033
City Area Code	703
Local Phone Number	383-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WAVD
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000803578